Statements of Consolidated Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income		$ 1,772,262	$ 1,132,703	$ 1,053,849
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		147,930	(18,648)	(128,245)
Pension and other postretirement benefit adjustments:
Amounts recognized in other comprehensive loss	[1]	47,995	(28,385)	7,974
Amounts reclassified from other comprehensive loss	[2]	(7,762)	7,635	5,847
Pension and other postretirement benefits		40,233	(20,750)	13,821
Unrealized net gains (losses) on available-for-sale securities:
Amounts recognized in other comprehensive loss	[3]	2,026	1,046	(1,191)
Amounts reclassified from other comprehensive loss	[4]	(720)	89	478
Unrealized net gains (losses) on available-for-sale securities		1,306	1,135	(713)
Unrealized net gains on cash flow hedges:
Amounts recognized in other comprehensive loss	[5]	(30,765)	85,007	0
Amounts reclassified from other comprehensive loss	[6]	3,223
Unrealized net gains (losses) on cash flow hedges		(33,988)	85,007	0
Other comprehensive income (loss)		155,481	46,744	(115,137)
Comprehensive income		1,927,743	1,179,447	938,712
Net actuarial gains (losses) and prior service costs arising during period, tax		(19,313)	17,200	(3,399)
Amortization of net actuarial gains (losses) and prior service costs included in Net pension costs, tax		4,764	(4,691)	(1,647)
Unrealized holding gains (losses) arising during period, tax		(1,244)	(643)	736
Reclassification adjustments for losses (gains) included in net income, tax		442	(55)	$ (296)
Unrealized holding losses on cash flow hedges, amounts recognized in other comprehensive loss, tax		18,884	$ (52,226)
Unrealized holding losses on cash flow hedges, amounts reclassified from other comprehensive loss, tax		$ 1,978

[1]	Net of taxes of $(19,313), $17,200 and $(3,399), in 2017, 2016 and 2015, respectively.
[2]	Net of taxes of $4,764, $(4,691) and $(1,647), in 2017, 2016 and 2015, respectively.
[3]	Net of taxes of $(1,244), $(643) and $736, in 2017, 2016 and 2015, respectively.
[4]	Net of taxes of $442, $(55) and $(296) in 2017, 2016 and 2015, respectively.
[5]	Net of taxes of $18,884 and $(52,226) in 2017 and 2016, respectively.
[6]	Net of taxes of $1,978 in 2017.